Derivative Financial Instruments - Schedule of Fair Value Hedging Instruments, Statements of Financial Performance and Financial Position, Location (Detail) - USD ($) $ in Millions	1 Months Ended	3 Months Ended		12 Months Ended
	Jan. 31, 2013	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Successor [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net		$ (1.8)	$ 3.0	$ 4.8	$ 20.6
Predecessor [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net	$ 2.0					$ 3.9
Other Nonoperating Income (Expense) [Member] | Successor [Member] | Foreign Exchange Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net				1.4	20.9
Other Nonoperating Income (Expense) [Member] | Successor [Member] | Foreign Exchange Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net		(1.8)	1.2
Other Nonoperating Income (Expense) [Member] | Predecessor [Member] | Foreign Exchange Contract [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net	2.0					3.9
Interest Expense [Member] | Successor [Member] | Interest Rate Cap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net				$ 3.4	$ (0.3)
Interest Expense [Member] | Successor [Member] | Interest Rate Cap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net		$ 0.0	$ 1.8
Interest Expense [Member] | Predecessor [Member] | Interest Rate Cap [Member]
Derivative Instruments and Hedging Activities Disclosures [Line Items]
(Gain) loss on non-derivative instruments, net	$ 0.0					$ 0.0